Scully and its Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Scully and its Significant Subsidiaries
Schedule of country of incorporation and proportion of interest

	Country of	Proportion of
Subsidiaries	Incorporation	Interest *

Merkanti Holding plc	Malta	100%
1178936 B.C. Ltd.	Canada	100%
Merkanti (A) International Ltd.	Malta	100%
Merkanti (D) International Ltd.	Malta	100%

* The Group's proportional voting interests are identical to its proportional beneficial interests, except that it holds a 99.72% proportional beneficial interest in each of Merkanti (A) International Ltd. and Merkanti (D) International Ltd.